Cash and Cash Equivalents - Reconciliation Between the Changes in Liabilities Arising from Financing Activities (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Beginning of period	₽ 436,825
Foreign exchange movement	37,765	₽ (19,241)	₽ 25,775
End of period	318,938	436,825
Loans and Borrowings [member]
Disclosure of financial liabilities [line items]
Beginning of period	388,522	418,832	439,893
Cash flows	(121,363)	(42,831)	(52,951)
Foreign exchange movement	34,053	(17,636)	24,167
Gain on sale of the discontinued operations	(8,031)
Other changes, including interest	23,856	30,157	7,723
End of period	317,037	388,522	418,832
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period	17,355	8,293	9,354
Cash flows	(3,541)	(3,488)	(3,892)
Foreign exchange movement	60	(38)	83
Non-cash offset	(1,490)
Gain on sale of the discontinued operations	(1,448)
Other changes, including interest	557	12,588	2,748
End of period	11,493	17,355	8,293
Deferred payments for acquisition of assets [member]
Disclosure of financial liabilities [line items]
Beginning of period	1,151	1,430	1,680
Cash flows	(508)	(341)	(629)
Gain on sale of the discontinued operations	(443)
Other changes, including interest	(88)	62	379
End of period	112	1,151	1,430
Effects of sale and lease back transaction [member]
Disclosure of financial liabilities [line items]
Beginning of period	248	0
Cash flows	278	234
Non-cash offset	1,490
Other changes, including interest	183	14
End of period	2,199	248	0
Put option of Gazprombank [member]
Disclosure of financial liabilities [line items]
Beginning of period	48,201	44,056	40,260
Gain on sale of the discontinued operations	(49,418)
Other changes, including interest	1,217	4,145	3,796
End of period	0	48,201	44,056
Other current financial liabilities [member]
Disclosure of financial liabilities [line items]
Beginning of period		0	734
Cash flows			(442)
Changes in fair value			(292)
End of period			0
Deferred consideration paid for the acquisition of subsidiaries in prior periods [member]
Disclosure of financial liabilities [line items]
Beginning of period	₽ 0	381	4,010
Cash flows		(361)	(3,968)
Foreign exchange movement		(20)	339
End of period		₽ 0	₽ 381